Income taxes	12 Months Ended
Jan. 31, 2014
Income taxes [Text Block]

NOTE 11 – Income taxes

As of January 31 our deferred tax asset is as follows:

	January 31, 2014	January 31, 2013
Deferred Tax Assets	$10,243,000	$9,513,000
Less Valuation Allowance	(10,243,000)	(9,513,000)
	$-	$-

Management has elected to provide a deferred tax asset valuation allowance equal to the potential benefit due to our history of losses. If we demonstrate the ability to generate taxable income, management will re-evaluate the allowance. The change in the valuation allowance of $730,000 and $832,000 in the years ended January 31, 2014 and 2013, respectively, primarily represents the benefit of the change in net operating loss carry-forwards during the period. As of January 31, 2014, our estimated net operating loss carry-forward is approximately $30,127,508 and will expire beginning in 2025 through 2034.

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three year period. Such limitation of the net operating losses may have occurred but we have not analyzed it at this time as the deferred tax asset is fully reserved. We have federal and state net operating loss carry-forwards that are available to offset future taxable income.